Other liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other liabilities

31. Other liabilities

Other liabilities as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Advance payments for government grants	403	1,549
Total	403	1,549

As at December 31, 2024 and 2023, advance payments for government grants are related to considerations received by the Parent for government grants obtained for next year’s purchases of some research projects.